Derivative Financial Instruments (Details) - Schedule of derivative financial instruments - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of derivative financial instruments [Abstract]
Balance, beginning of period		$ 991,288
Inception of derivative financial instruments		211,498
Change in fair value of derivative financial instruments		(739,485)
Conversion or extinguishment of derivative financial instruments		(463,301)
Balance, end of period